April 3, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Variable Portfolios, Inc. (on behalf of ING Russell™ Large Cap Index Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Variable Portfolios, Inc. (“Registrant”). This Form N-14 is being filed in connection with two separate and independent reorganizations in which ING Russell™ Large Cap Index Portfolio, a series of the Registrant (the “Acquiring Portfolio”), will acquire all of the assets of each of ING Neuberger Berman Partners Portfolio, a series of ING Partners, Inc. and ING Oppenheimer Main Street Portfolio®, a series of ING Investors Trust (each, an “Acquired Portfolio” and collectively, the “Acquired Portfolios”), in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the known liabilities of each Acquired Portfolio. Shareholders of each Acquired Portfolio are also being asked to approve a sub-advisory agreement in connection with the reorganization, which would enable the sub-adviser to the Acquiring Portfolio transition the Acquired Portfolio after the reorganization has been approved.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2278 or Hoang T. Pham at 202-261-3496.

Very truly yours,

/s/ Chris C. Okoroegbe

Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

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